Condensed Statements of Operations (Parenthetical)	9 Months Ended
Dec. 31, 2021 shares
Common Class B [Member] | Kensington Capital Acquisition Corp I V [Member]
Shares issued, shares, share-based payment arrangement, forfeited	1,285,714